Summary of basic and diluted earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share
Weighted average number of shares used in basic earnings per share	1,053,920	1,031,238
Weighted average number of shares used in diluted earnings per share	1,053,920	1,031,238